UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported):	February 8, 2023

Commission File Number of securitizer:

Central Index Key Number of securitizer:	0001964471

Merchants Fleet Funding LLC
(Exact name of issuing entity as specified in its charter)

Gerald W. Pavelich 14 Central Park Drive, First Floor Hooksett, NH 03106 603-669-4100
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Merchants Fleet Funding LLC

Date: February 8, 2023	By:	/s/ Gerald W. Pavelich
		Name:	Gerald W. Pavelich
		Title:	Chief Financial Officer